Goldman Sachs ActiveBeta World Equity ETF Average Annual Total Returns		12 Months Ended	34 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Goldman Sachs ActiveBeta® World Low Vol Plus Equity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.53%	9.38%
Solactive GBS Developed Markets Large & Mid Cap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.54%	11.38%
MSCI ACWI Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.44%	10.64%
Goldman Sachs ActiveBeta World Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		15.66%	9.61%
Performance Inception Date	Mar. 15, 2022
Goldman Sachs ActiveBeta World Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.17%	7.44%
Goldman Sachs ActiveBeta World Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.60%	6.09%